Fair Value Measurement	12 Months Ended
Dec. 31, 2016
Fair Value Measurement
Fair Value Measurement

18. Fair Value Measurement

As of December 31, 2015 and 2016, information about inputs into the fair value measurements of the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at Reporting Date Using
Description	As of December 31,2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-term investment:
Trading securities investments	5,210,000	5,210,000	—	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-term investment:
Trading securities investments	6,776,400	6,776,400	—	—

Trading securities investments consist of an investment in a trust product that could be immediately redeemed. The investment is recorded at fair value on a recurring basis. The fair value is from an unadjusted quoted price in active market and therefore is classified as Level 1 measurement.

The Group believes the fair value of its financial instruments that are not reported at fair value, principally cash and cash equivalents, accounts receivable, other receivables, amount due from related parties, short-term held-to-maturity securities, short-term entrusted investments, dividend payable and other current liabilities approximate their recorded values due to the short-term nature.

The Group’s long-term investments consist of investment in long-term fixed income products and other long-term investments recorded at cost method . The fair value of long-term fixed income products was estimated using a discounted cash flow model based on contractual cash flows and a discount rate at the prevailing market yield on the measurement date for similar products, and is classified as a Level 2 fair value measurement.

As of December 31, 2015, information about inputs into the fair value measurements of the Company’s fixed income products that are not reported at fair value on consolidated balance sheet is as follows:

	As of December 31, 2015		Fair Value Measurements at Reporting Date Using
			Quoted Prices in		Significant
			Active Markets	Significant Other	Unobservable
	Carrying		for Identical	Observable	Inputs
Description	Value	Fair Value	Assets (Level 1)	Inputs (Level 2)	(Level 3)
Long-term investment-held-to-maturity
Trust products	29,875,953	30,607,124	—	30,607,124	—
Asset management plans	5,146,575	5,194,322	—	5,194,322	—
Real estate funds	9,836,640	9,973,655	—	9,973,655	—

The Group’s investments at cost method include investment in private equity funds and private companies, equity investment in residual tranche of real estate funds,  and investment in convertible preferred shares of a private company. For private equity fund, private companies and real estate funds recorded at cost method, it is not practicable to estimate the fair value of the investment. Therefore, the Group did not disclose the fair value of the investment. In addition, the convertible preferred shares of the private company was made in 2016 and the fair value of the investment approximates to the cost as of December 31, 2016.

There were no assets or liabilities measured at fair value on a non-recurring basis during the years ended December 31, 2014, 2015 and 2016, except that the Group recorded an impairment due to credit loss of RMB 800,000 and RMB 3,200,000 for a held-to-maturity investment in 2014 and 2015 upon the Group’s analysis on the collectability of this investment, and classified as a Level 2 fair value measure.